UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 117.0%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,665	$1,831,350
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,531,108
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,595,230

		13,957,688
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	1,065	1,095,470

Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	3,575	3,683,751
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,671,772
5.00%, 12/01/37	5,000	5,954,300

		18,309,823
California — 11.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	4,425	4,671,694
Sutter Health, Series B, 6.00%, 08/15/42	6,465	7,103,031
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 07/01/19(b)	3,155	3,355,122
St. Joseph Health System, 5.00%, 07/01/33	2,560	2,893,210
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	305	333,478
5.25%, 08/15/49	770	836,289
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	670	752,497
5.00%, 02/01/37	505	565,933

Security	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	$7,890	$8,510,548
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	2,300	2,417,829
Loma Linda University Medical Center, 5.00%, 12/01/41(a)	1,100	1,175,614
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	955	1,017,829
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 05/01/43	3,285	3,285,854
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	1,605	1,679,665
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	485,202
6.25%, 10/01/40	335	398,998
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 06/01/47	6,205	6,204,876
5.75%, 06/01/47	4,740	4,785,125
State of California, GO:
(AMBAC), 5.00%, 04/01/31	10	10,031
Various Purposes, 6.00%, 03/01/33	5,085	5,548,650
Various Purposes, 6.50%, 04/01/33	14,075	14,863,341
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,811,178
Sub-Series I-1, 6.38%, 11/01/19(b)	2,385	2,589,466
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	1,200	1,200,768
5.00%, 06/01/37	1,775	1,780,148

		78,276,376
Colorado — 0.8%
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,250,300
University of Colorado, RB, Series A(b):
5.25%, 06/01/19	2,250	2,360,992

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
University of Colorado, RB, Series A (b) (continued):
5.38%, 06/01/19	$1,250	$1,313,713
5.38%, 06/01/19	830	872,305

		5,797,310
Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,891,603
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 07/01/20(b)	2,225	2,396,258

		5,287,861
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,433,849
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,430	2,703,618
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,614,606

		13,752,073
District of Columbia — 4.5%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 04/01/35	910	1,040,722
Issue, 5.00%, 04/01/42	1,050	1,188,348
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	4,440	4,814,514
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31(c)	8,350	5,032,712
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32(c)	15,000	8,661,900
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,544,310
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(c)	13,410	7,390,653

		30,673,159
Florida — 5.8%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,097,590

Security	Par (000)	Value
Florida (continued)
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	$6,900	$7,358,850
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,258,816
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	615	694,366
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	2,155	2,210,470
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,099,076
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,177,655
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	6,150	7,313,764
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,521	2,534,879

		39,745,466
Georgia — 1.8%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	1,980	2,256,883
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	6,660	6,803,723
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	1,075	1,247,505

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$1,700	$1,801,660

		12,109,771
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,760	2,964,902

Idaho — 1.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	10,000	10,043,800

Illinois — 17.3%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 03/01/27	1,000	1,000,950
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/36	460	471,827
Refunding Series D, 5.00%, 12/01/25	1,735	1,851,766
Refunding Series D, 5.00%, 12/01/31	1,000	1,040,920
Refunding Series F, 5.00%, 12/01/22	1,305	1,385,871
Refunding Series G, 5.00%, 12/01/34	455	468,873
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	3,570	3,679,742
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	6,390	6,813,657
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	3,390	3,772,799
5.63%, 01/01/35	810	888,829
Series A, 5.75%, 01/01/21(b)	2,940	3,282,392
Series A, 5.75%, 01/01/39	560	616,969
Series C, 6.50%, 01/01/21(b)	11,920	13,561,622
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,318,228
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	5,937,174
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,742,943
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project:
5.00%, 02/15/47	425	462,281

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project (continued):
5.00%, 02/15/50	$210	$225,821
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,159,494
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	3,235	3,454,915
Presence Health Network, Series C, 4.00%, 02/15/41	3,000	2,989,290
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(c)	27,225	7,496,131
Series B (AGM), 5.00%, 06/15/50	12,435	13,078,014
Series B-2, 5.00%, 06/15/50	5,085	5,215,990
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,730	3,063,524
6.00%, 06/01/21	2,335	2,657,907
State of Illinois, GO:
5.50%, 07/01/38	4,000	4,229,480
5.00%, 02/01/39	3,195	3,307,017
Series A, 5.00%, 04/01/38	2,510	2,590,446
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	1,275	1,339,719
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	5,435	6,087,417
Senior, Series C, 5.00%, 01/01/37	5,815	6,501,519
Series A, 5.00%, 01/01/38	2,535	2,821,328
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	2,045	2,236,187

		118,751,042
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,635	1,930,935
7.00%, 01/01/44	3,950	4,684,937
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,391,485
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	910	976,303

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$3,015	$3,225,447
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	840	906,738
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	1,690	1,799,157
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	5,450	5,726,642
5.75%, 05/01/31	1,195	1,252,719
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	2,230	2,323,214
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,888,903

		33,106,480
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	5,720	5,720,000
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,261
Midwestern Disaster Area, 5.25%, 12/01/25	940	993,505
Midwestern Disaster Area, 5.88%, 12/01/26(a)	835	881,610
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,885	1,967,261
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	2,695	2,724,834

		12,302,471
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,663,430

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,055	2,201,912

Security	Par (000)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM):
4.00%, 12/01/41	$210	$212,377
5.00%, 12/01/45	2,625	2,894,850
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(g)	2,485	2,292,860

		7,601,999
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(b)	1,610	1,670,520
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	1,260	1,330,888
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	2,055	2,209,125
5.25%, 05/15/31	1,750	1,893,937
5.25%, 05/15/32	2,240	2,448,746
5.25%, 05/15/33	2,430	2,635,019
5.25%, 05/15/35	1,025	1,114,954

		13,303,189
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	980	1,027,089
5.00%, 07/01/39	2,160	2,244,002

		3,271,091
Maryland — 0.7%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,398	1,403,620
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	880	962,562
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,545	1,622,605

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$880	$998,668

		4,987,455
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 04/01/44	3,535	3,106,982
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 07/01/29	3,250	4,052,067
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	4,565	4,568,287
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	1,640	1,719,983

		13,447,319
Michigan — 4.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,995	9,779,094
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	1,545	1,674,965
5.50%, 05/15/36	1,250	1,329,325
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,830	1,997,610
Henry Ford Health System, 4.00%, 11/15/46	3,015	3,021,513
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	6,085	6,528,840
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 09/01/18(b)	2,000	2,076,260

Security	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	$6,365	$6,616,863

		33,024,470
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	280	296,565

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	570,792
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	5,470	6,159,165
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	510	552,121

		7,282,078
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	1,670	1,876,796
5.00%, 09/01/42	925	1,029,562

		2,906,358
New Jersey — 6.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,715,314
5.25%, 11/01/44	3,180	3,370,387
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	2,250	2,260,012
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	890	917,056
Continental Airlines, Inc. Project, 5.25%, 09/15/29	975	1,066,562
Kapkowski Road Landfill Project, Series B, 6.50%, 04/01/31	2,500	2,872,650
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	3,040	3,281,528
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,355	1,537,546
Series A, 5.00%, 07/01/22(b)	1,150	1,304,928

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB (continued):
Series A, 5.00%, 01/01/43	$685	$755,226
Series E, 5.00%, 01/01/45	5,425	6,061,895
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(c)	7,395	3,397,633
Transportation Program, Series AA, 5.00%, 06/15/44	2,515	2,631,621
Transportation Program, Series AA, 5.00%, 06/15/44	1,360	1,432,610
Transportation System, Series A, 5.50%, 06/15/41	3,630	3,852,773
Transportation System, Series B, 5.25%, 06/15/36	4,990	5,269,939

		43,727,680
New York — 8.1%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,235	4,660,787
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,700	3,822,433
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	457	490,329
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,070	3,928,649
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,945	2,235,933
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,714,416
5.25%, 11/15/39	1,765	2,032,362
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	4,910	5,215,206
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,230	2,494,077

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$2,480	$2,657,593
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	8,145	8,749,603
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	705	772,906
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	1,760	1,930,966
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,525	1,675,243
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,903,302
6.00%, 12/01/42	1,485	1,640,272
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	3,925	4,564,579

		55,488,656
North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,202,335
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	2,000	2,090,740
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	2,970	3,350,784
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	1,210	1,428,780

		8,072,639
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	9,385	9,079,894

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	$4,160	$4,231,219
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,380	1,526,915
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	948,797
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(b)	990	1,032,382
Series A, 5.00%, 05/01/39	1,850	1,887,795
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,685	1,848,681

		20,555,683
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,461,208
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	945	1,058,627
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,325	1,447,920
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,765	1,956,414
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	4,006,246
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,210	3,394,768
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,584,689

		19,909,872
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	3,870	3,560,362

Security	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$3,690	$3,372,549

		6,932,911
Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	747,900
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	8,215	8,327,217
5.00%, 06/01/50	9,875	10,298,835

		19,373,952
South Carolina — 4.3%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	6,695	7,185,476
AMT, 5.25%, 07/01/55	2,690	2,985,712
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,020,673
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	9,550	10,664,771

		29,856,632
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,855	3,059,104
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,440	1,593,446

		4,652,550
Texas — 6.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,921,887
Sub-Lien, 5.00%, 01/01/33	725	789,735
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20(b)	1,415	1,534,922
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 07/15/30	3,600	3,981,348

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	$3,100	$3,149,476
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,200	2,414,544
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	1,525	1,750,456
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(b)	485	598,456
6.38%, 01/01/33	460	519,211
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,655,232
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	1,000	1,072,800
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	4,110	1,758,340
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,111,696
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,662,040
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	6,803,626

		42,723,769
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,920	2,162,362

Virginia — 2.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	2,195	2,305,782
5.50%, 05/15/19	4,075	4,286,044
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,330	2,752,639

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	$3,270	$3,606,090
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,900	4,402,593
Transform 66 P3 Project, 5.00%, 12/31/52	870	959,897

		18,313,045
Washington — 1.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	1,565	1,737,745
5.00%, 05/01/42	3,120	3,539,578
State of Washington, GO, Series D, 5.00%, 02/01/42	2,390	2,748,213
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,745	5,227,471

		13,253,007
Wisconsin — 3.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	14,300	15,106,520
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,204,236
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,790	3,882,703

		24,193,459
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	6,195	6,535,477
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 01/01/19(b)	595	614,213

		7,149,690

Total Municipal Bonds — 117.0% (Cost — $746,769,656)		803,323,553

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts (h) — 42.4%

Alabama — 0.6%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	$3,560	$3,711,069

California — 9.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(i)	6,496	6,824,625
Series F-1, 5.63%, 04/01/19(b)	6,582	6,904,410
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/19(b)(i)	5,310	5,446,644
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	19,080	20,243,117
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,973	12,818,433
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,494	7,455,253
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	2,154	2,274,727

		61,967,209
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health(b):
Series C-3 (AGM), 5.10%, 04/29/18	7,490	7,555,949
Series C-7 (AGM), 5.00%, 05/01/18	4,800	4,841,112
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	4,299	4,472,215

Security	Par (000)	Value
Colorado (continued)
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	$7,820	$8,083,456

		24,952,732
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	11,448	12,440,001

Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(b)	6,398	6,529,507

Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,049,634

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(i)	4,049	4,247,429

New York — 9.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,195	3,361,939
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	3,260	3,573,423
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	9,939	11,406,625
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	24,038,399
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	13,081	14,734,613
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,189,426

		63,304,425
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	5,290	5,911,892

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB (continued):
Wake Forest University, 5.00%, 01/01/19(b)	$3,120	$3,218,062

		9,129,954
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	27,896	28,900,196

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,649,082

Texas — 4.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	5,060	5,618,738
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,632,656
Permanent University Fund - University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	7,900	8,368,766
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,243	6,980,645

		28,600,805
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	7,303	7,627,119

Security	Par(000)/ Shares	Value
Virginia — 2.5%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(b)	$10,618	$10,744,587
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,446,444

		17,191,031
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(i)	11,456	11,948,059

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4% (Cost — $279,933,185)		291,248,252

Total Long-Term Investments — 159.4% (Cost — $1,026,702,841)		1,094,571,805

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(j)(k)	4,293,571	4,294,001

Total Short-Term Securities — 0.6% (Cost — $4,293,675)		4,294,001

Total Investments — 160.0% (Cost — $1,030,996,516)		1,098,865,806
Other Assets Less Liabilities — 1.1%		7,061,451
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.5)%		(168,216,700)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (36.6)%		(251,028,512)

Net Assets Applicable to Common Shares — 100.0%		$686,682,045

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to April 1, 2025, is $28,449,445.
(j)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD)

(k)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,666,834	2,626,737	4,293,571	$4,294,001	$39,570	$3,019	$159

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	54	03/20/18	$6,565	$153,448
Long U.S. Treasury Bond	222	03/20/18	32,814	1,121,848
5-Year U.S. Treasury Note	94	03/29/18	10,783	167,141

				$1,442,437

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,094,571,805	$—	$1,094,571,805
Short-Term Securities	4,294,001	—	—	4,294,001

	$4,294,001	$1,094,571,805	$—	$1,098,865,806

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,442,437	$—	$—	$1,442,437

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(167,731,865)	$—	$(167,731,865)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(419,131,865)	$—	$(419,131,865)

During the period ended January 31, 2018, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date:	March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date:	March 21, 2018